                                                                                                                                May 22, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:         Evergreen Equity Trust
              Evergreen Omega Fund
                Registration Statement on Form N-14
                File Number:  333-

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Evergreen Equity Trust (the "Trust").  This filing relates to the acquisition of the assets of Evergreen Aggressive Growth Fund, a series of the Trust, by and in exchange for shares of Evergreen Omega Fund, another series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                                                                                                                Very truly yours,

                                                                                                                                /s/ Maureen E. Towle

                                                                                                                                Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.